EARNINGS (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2018	Apr. 23, 2018	Nov. 30, 2016	Oct. 05, 2016
Basic earnings (loss) per share:
Net income/(loss) available to stockholders		$ 164,343	$ (224,425)	$ 89,177
Diluted earnings (loss) per share:
Interest and other expenses/(gains) attributable to convertible notes		16,166	0	(304)
Net income/(loss) assuming dilution		$ 180,509	$ (224,425)	$ 88,873
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)		122,141,000	108,972,000	107,614,000
Diluted earnings per share:
Weighted average number of common shares outstanding (in shares)		122,141,000	108,972,000	107,614,000
Effect of dilutive share options (in shares)		0	0	81,000
Effect of dilutive convertible bonds (in shares)		17,242,000	0	1,000
Weighted average number of diluted common shares outstanding (in shares)		139,383,000	108,972,000	107,696,000
Basic earnings/(loss)per share (in dollars per share)		$ 1.35	$ (2.06)	$ 0.83
Diluted earnings/(loss) per share (in dollars per share)		$ 1.30	$ (2.06)	$ 0.83
Shares issued and loaned to affiliate (in shares)	8,000,000
Total authorized for share lending arrangement (in shares)					7,000,000
Senior unsecured convertible bonds due 2021
Diluted earnings per share:
Own-share Lending Arrangement, Shares, Issued							8,000,000
General share lending agreement
Diluted earnings per share:
Own-share Lending Arrangement, Shares, Issued							8,000,000
Senior unsecured convertible bonds due 2021
Diluted earnings per share:
Interest rate (in percentage)		5.75%						5.75%
4.875% unsecured convertible bonds due 2023
Diluted earnings per share:
Interest rate (in percentage)		4.875%				4.875%
Own-share Lending Arrangement, Shares, Issued		3,765,842			3,765,842